ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable		¥ 20,932	¥ 21,667
Allowance for doubtful accounts		(2,993)	(3,535)	¥ (746)
Accounts receivable, net	$ 2,577	¥ 17,939	¥ 18,132